UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 47.08%

Computer Communications Equiment - 3.22%
899,000	CSCO Corp. 1.4 Feb 28, 2018	899,056

Computer Storage Devices - 3.15%
28,306	Teradata Corp. *	880,883

Finance Services - 2.73%
18,767	Blackhawk Network Holdings, Inc. Class-A *	761,940

Fire, Marine & Casualty Insurance - 10.79%
11,999	Berkshire Hathaway, Inc. Class-B *	1,999,993
45,829	Greenlight Capital Reinsurance, Ltd. Class-A *	1,012,821
		3,012,814
Gold & Silver Ores - 5.83%
39,838	Barrick Gold Corp.	756,524
59,769	Goldcorp, Inc.	872,030
		1,628,554
Patent Owners & Lessors - 5.65%
110,624	Liberty Tax Inc.	1,576,392

Personal Services - 3.04%
17,525	Shutterfly, Inc. *	846,282

Retail-Apparel & Accessory Stores - 2.33%
42,465	Francesca's Holdings Corp. *	651,838

Retail-Food Stores - 1.17%
16,172	Vitamin Shoppe, Inc. *	325,866

Retail-Radio, TV & Consumer Electronics - 3.15%
6,132	Apple, Inc.	880,923

Retail-Shoe Stores - 2.97%
40,000	Dsw, Inc.	827,200

Services-Personal Services - 3.07%
36,741	Block (H.R.), Inc.	854,228

TOTAL FOR COMMON STOCKS (Cost $13,790,446) - 47.08%		13,145,976

Corporate Bonds - 17.48%

Application Software - 4.45%
1,200,000	Oracle 5.75%, 04/15/2018	1,252,748

Banking - 1.84%
505,000	Wfc 5.625%, 12/12/2017	518,816

Health Care Plans - 3.67%
1,034,000	UNH 1.4%, Oct. 15, 2017	1,033,906

Information Technology Services - 3.55%
1,000,000	Ibm 1.25%, 02/08/2018	999,523

Life Insurance - 3.82%
1,076,000	Metlife, Inc. 1.756%, 12/15/2017	1,076,050

TOTAL FOR CORPORATE BONDS (Cost $2,000,000) - 17.48%		4,881,043

United States Treasury Note Bonds - 10.73%
3,000,000	Us Treasury Bill 0% 05/25/2017	2,996,895

TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $4,893,522) - 10.73%		2,996,895

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject
to Put

2,000,000	JPN 10Y FUT OPTN April'17 145 Put	-

1,000,000	JPN 10Y FUT OPTN April'17 147.5	-

	Total (Premiums Paid $280) - 0.00%	0

SHORT TERM INVESTMENTS - 24.50%
6,841,825	Morgan Stanley Institutional Liquidity Funds	6,841,825

TOTAL INVESTMENTS (Cost $25,526,073) *** - 99.79%		27,865,739

OTHER ASSETS LESS LIABILITIES - 0.21%		58,810

NET ASSETS - 100.00%		$ 27,924,549

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

*** At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,526,073 amounted to $2,333,834, which consisted of aggregate gross unrealized appreciation of $2,623,435 and aggregate gross unrealized depreciation of $289,601.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,526,073 amounted to $2,333,834, which consisted of aggregate gross unrealized appreciation of $2,623,435 and aggregate gross unrealized depreciation of $289,601.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,145,976	$0	$0	$13,145,976
Options Purchased	0	0	0	0
Corporate Bonds	0	4,881,043	0	4,881,043
US Treasuries	2,996,895	0	0	2,996,895
Cash Equivalents	6,841,825	0	0	6,841,825
Total	$22,984,696	$4,881,043	$0	$27,865,739

Leigh Baldwin Total Return Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 67.37%

Air Transportation, Scheduled - 4.14%
2,500	Delta Airlines	114,900

Biological Products (No Diagnostic Substances) - 9.13%
800	Amgen, Inc.	131,256
1,800	Gilead Sciences, Inc.	122,256
		253,512
Electronic Computers - 4.14%
800	Apple, Inc.	114,928

Farm Machinery & Equipment - 1.57%
400	Deere & Co.	43,544

Finance Services - 3.05%
1,000	LendingClub Corp. *	5,490
1,000	American Express	79,110
		84,600
Life Insurance - 4.79%
500	Metlife Inc	26,410
1,000	Prudential	106,680
		133,090
National Commercial Banks - 0.42%
500	Bank of America	11,795

Patent Owners & Lessors - 0.43%
1,000	RPX Corp. *	12,000

Petroleum Refining - 7.96%
3,000	Suncor Energy	92,250
1,200	Chevron Corp.	128,844
		221,094
Pharmaceutical Preparations - 0.00%
1,800	Bristol Myers Squibb Co.	97,884

Retail- Eating Places - 7.00%
1,500	McDonalds Corp.	194,415

Retail-Grocery Stores - 5.92%
4,000	Kroger Inc.	117,960
2,000	Sprouts Farmers Market *	46,240
		164,200
Rubber & Plastics Footwear - 1.00%
500	NIKE, Inc.	27,865

Security Brokers, Delears & Fl - 2.21%
1,500	SCHWAB Corp.	61,215

Semiconductors & Related Device - 2.88%
1,000	Advanced Micro *	14,550
500	NVIDIA Corp.	65,358
		79,908
Services-Computer Programming, Data Processing, Etc. - 0.81%
1,000	Snap, Inc. *	22,530

Services-Miscellaneous Amusement - 2.45%
600	Walt Disney Co. *	68,034

Services-Prepackaged Software - 5.93%
2,500	Microsoft Corp.	164,650

TOTAL FOR COMMON STOCKS (Cost $1,916,048) - 67.37%		1,870,164

EXCHANGE TRADED FUNDS - 25.54%
1,000	IPATH S&P VIX SHRT TERM*	15,790
1,000	Powershares QQQ	132,380
1,000	S&P 500 Trust	235,740
1,000	SPDR Dow Jones Industrial Average ETF Trust	206,340
1,000	Spider Gold Trust *	118,720

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $715,855) - 25.54%		708,970

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 4.36% *
Shares Subject
to Put

	Apple, Inc.
800	May 2017 Put @ 140.00	2,208

	Apple, Inc.
400	October 2017 Put @ 140.00	2,920

	Amgen, Inc.
800	July Put @ 165.00	6,256

	Amgen, Inc.
200	May 2017 Put @ 170.00	1,770

	American Express Co.
2,000	July 2017 Put @ 77.50	5,740

	Boeing Co.
300	January 2018 Put @ 130.00	606

	Bank of America
3,500	January 2018 Put @ 13.00	350

	Bristol Myers Squibb Co.
1,000	April 2017 Put @ 57.50	3,620

	Bristol Myers Squibb Co.
1,100	June 2017 Put @ 50.00	968

	Cahrles Schwab Corp.
500	June 2017 Put @ 37.00	300

	Charles Schwab Corp.
2,000	May 2017 Put @ 36.00	300

	Chevron Corp.
1,200	June 2017 Put @ 115.00	10,200

	Delta Airlines
400	April 2017 Put @ 50.00	1,640

	Delta Airlines
1,500	September 2016 Put @ 48.00	6,825

	John Deere & Co.
800	January 2018 Put @ 85.00	1,264

	John Deere & Co.
400	June 2017 Put @ 105.00	968

	Gilead Science, Inc.
1,800	May 2017 Put @ 72.50	9,090

	Kroger Inc.
4,000	April 2017 Put @ 30.00	3,280

	Kroger, Inc.
2,000	October 2017 Put @ 30.00	4,560

	McDonalds Corp.
500	March 2017 Put @ 128.00	5

	McDonalds Corp.
1,000	May 2017 Put @ 130.00	2,530

	McDonalds Corp.
500	September 2017 Put @ 125.00	1,600

	Metlife Inc.
1,000	January 2018 Put @ 42.50	1,610

	Microsoft Corp.
2,000	April 2017 Put @ 65.00	680

	Microsoft Corp.
1,000	July 2017 Put @ 65.00	2,220

	Nike, Inc.
500	April 2017 Put@ 55.00	275

	NVIDIA Corp.
300	April 2017 Put @ 105.00	423

	NVIDIA Corp.
300	April 2017 Put @ 110.00	1,059

	PepsiCo, Inc.
1,000	July 2017 Put @ 105.00	1,200

	PowerShares QQQ
1,300	June 2017 Put @ 125.00	1,339

	PowerSahres QQQ
1,200	September 2017 Put @ 132.00	5,580

	Prudential Financial, Inc.
500	April 2017 Put @ 110.00	1,925

	Prudentila Financial, Inc.
500	September 2017 Put @ 105.00	3,175

	Snap, Inc
1,200	July 2017 Put @ 20.00	2,028

	SPDR Dow Jones Industrial Average ETF Trust
1000	May 2017 Put @ 205.00	2,700

	SPDR Dow Jones Industrial Average ETF Trust
500	September 2017 Put @ 205.00	3,175

	SPDR Gold Shares
1,000	April 2017 Put @ 117.50	540

	SPDR Gold Shares
500	September 2017 Put @ 115.00	1,165

	SPDR S&P 500 ETF
1,500	April 2017 Put @ 237.00	2,565

	SPDR S&P 500 ETF
500	September 2017 Put @ 235.00	3,860

	Sprout Farmers Market
1,200	September 2017 2017 Put @ 20.00	1,000

	Suncor Energy
2,000	May 2017 Put @ 31.00	2,060

	Suncor Energy
1,500	September 2017 Put @ 31.00	3,030

	Walt Disney Co.
1200	January 2018 Put @ 92.50	1,860

	Total (Premiums Paid $167,714) - 3.98%	110,469

SHORT TERM INVESTMENTS - 9.34%
259,401	Fidelity Government Fund Class-I 0.22% (Cost $156,561) **	259,401

TOTAL INVESTMENTS (Cost $3,027,903) *** - 104.92%		2,912,561

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.92%)		(136,670)

NET ASSETS - 100.00%		$ 2,775,891

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2017.

*** At March 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,027,903 amounted to $115,360, which consisted of aggregate gross unrealized appreciation of $41,156 and aggregate gross unrealized depreciation of $156,516.

Baldwin Fund
Schedule of Options Written
March 31, 2017 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Advanced Micro Devices, Inc.
1,000	April 2017 Call @ 11.00	3,700

	American Express Co
300	April 2017 Call @ 80.00	357

	Amgen, Inc.
400	April 2017 Call @167.00	440

	Apple, Inc.
400	May 2017 Call @ 145.00	1,420

	Bank of America
1,000	May 2017 Call @ 24.00	355

	Bristol Myers Squibb Co.
1,000	April 2017 Call @ 56.50	370

	Charles Schwab Corp
500	June 2017 Call @ 37.00	2,450

	Charles Schwab Corp
1,000	May 2017 Call @ 38.00	3,800

	Chevron Corp.
600	March 2017 Call @ 116.00	18

	Delta Airlines
500	April 2017 Call @ 50.00	50

	Delta Airlines
100	March 2017 Call @ 52.50	30

	Delta Airlines
600	May 2017 Call @ 48.00	552

	John Deere & Co.
400	April 2017 Call @ 110.00	428

	Kroger, Inc.
1,000	April 2017 Call @ 30.00	400

	LendingClub Corp.
1,000	April 2017 Call @ 6.00	50

	McDonald's Corp
500	March 2017 Call @ 128.00	935

	McDonald's Corp
500	May 2017 Call @ 130.00	1,220

	Metlife, Inc.
500	May 2017 Call @ 55.00	430

	Microsoft Corp
1,500	April 2017 Call @ 65.00	1,950

	Microsoft Corp
1,000	May 2017 Call @ 67.50	990

	Nike, Inc.
500	April 2017 Call @ 55.00	725

	NVIDIA Corp
300	April 2017 Call @ 105.00	1,680

	NVIDIA Corp
300	April 2017 Call @ 110.00	804

	Prudential Financial, Inc
500	May 2017 Call @ 110.00	1,140

	Snap, Inc.
300	April 2017 Call @ 20.00	825

	Snap, Inc.
300	May 2017 Call @ 23.00	600

	SPDR Dow Jones Industrial Average ETF Trust
1,000	March 2017 Call @ 212.00	10

	SPDR Dow Jones Industrial Average ETF Trust
500	May 2017 Call @ 206.00	1,600

	SPDR Gold Shares
500	April 2017 Call @ 118.00	855

	Sprouts Farmers Market, Inc.
1,000	April 2017 Call @ 20.00	3,100

	Sprout Farmers Market, Inc.
1,000	June 2017 Call @ 20.00	3,800

	Suncor Energy, Inc.
1,500	May 2017 Call @ 32.00	765

	The Walt Disney Co.
600	April 2017 Call @ 114.00	594

	Total (Premiums Paid $31,114)	$ 36,443

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At March 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,027,903 amounted to $115,360, which consisted of aggregate gross unrealized appreciation of $41,156 and aggregate gross unrealized depreciation of $156,516.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	1,870,164	$0	$0	$1,870,164
Exchange Traded Funds	$708,970	$0	$0	$708,970
Put Options	110,469	$0	$0	$110,469
Cash Equivalents	$259,401	$0	$0	$259,401
Total	2,949,004	$0	$0	$2,949,004

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$36,443	$0	$0	$36,443
Total	$36,443	$0	$0	$36,443

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 30, 2017

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 30, 2017